ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2018
ACCOUNTS RECEIVABLE
Schedule of accounts receivable

	As of December 31,
	2017	2018
	RMB	RMB
Accounts receivable	192,245	241,079
Less: Allowance for doubtful accounts	(5,384)	(11,014)
	186,861	230,065

Schedule of movement of allowance for doubtful accounts

	2016	2017	2018
	RMB	RMB	RMB
Balance at beginning of year	3,290	6,144	5,384
Additions	6,705	5,738	11,701
Write-offs	(3,851)	(6,498)	(6,071)
Balance at end of year	6,144	5,384	11,014